JPMorgan Value Advantage Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.9%
Aerospace & Defense — 2.2%
General Dynamics Corp.	303	66,910
Northrop Grumman Corp.	104	45,692
RTX Corp.	958	68,995
		181,597
Air Freight & Logistics — 1.0%
FedEx Corp.	206	54,626
United Parcel Service, Inc., Class B	165	25,719
		80,345
Banks — 9.3%
Bank of America Corp.	5,305	145,237
Citigroup, Inc.	637	26,193
Citizens Financial Group, Inc.	1,915	51,320
First Citizens BancShares, Inc., Class A	45	62,659
M&T Bank Corp. (a)	1,240	156,851
PNC Financial Services Group, Inc. (The)	573	70,345
Regions Financial Corp.	4,673	80,370
Wells Fargo & Co.	4,410	180,210
		773,185
Beverages — 0.8%
Keurig Dr Pepper, Inc.	2,228	70,328
Biotechnology — 3.4%
AbbVie, Inc.	1,042	155,364
Regeneron Pharmaceuticals, Inc. *	95	78,263
Vertex Pharmaceuticals, Inc. *	136	47,223
		280,850
Building Products — 1.4%
Carlisle Cos., Inc.	217	56,237
Fortune Brands Innovations, Inc.	930	57,815
		114,052
Capital Markets — 2.6%
Charles Schwab Corp. (The)	991	54,384
Morgan Stanley	574	46,889
Northern Trust Corp.	683	47,431
State Street Corp.	548	36,687
T. Rowe Price Group, Inc.	308	32,325
		217,716
Chemicals — 0.6%
Axalta Coating Systems Ltd. *	1,748	47,010
Communications Equipment — 0.6%
Cisco Systems, Inc.	888	47,739

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Construction Materials — 1.7%
Martin Marietta Materials, Inc.	263	107,783
Vulcan Materials Co.	162	32,747
		140,530
Consumer Finance — 2.9%
American Express Co.	404	60,213
Capital One Financial Corp.	1,897	184,152
		244,365
Consumer Staples Distribution & Retail — 0.9%
Albertsons Cos., Inc., Class A	2,349	53,442
Dollar General Corp.	187	19,721
		73,163
Containers & Packaging — 2.0%
Packaging Corp. of America	645	98,963
Silgan Holdings, Inc.	675	29,117
WestRock Co.	1,061	37,972
		166,052
Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc.	1,279	41,455
Electric Utilities — 3.0%
Edison International	708	44,791
Entergy Corp.	263	24,337
NextEra Energy, Inc.	972	55,684
PG&E Corp. *	3,821	61,639
Xcel Energy, Inc.	1,050	60,078
		246,529
Electrical Equipment — 0.7%
Eaton Corp. plc	293	62,555
Electronic Equipment, Instruments & Components — 1.0%
CDW Corp.	154	31,031
TD SYNNEX Corp.	533	53,248
		84,279
Entertainment — 0.2%
Liberty Media Corp-Liberty Live, Class C *	650	20,873
Financial Services — 4.6%
Berkshire Hathaway, Inc., Class B *	819	287,001
FleetCor Technologies, Inc. *	190	48,438
MGIC Investment Corp.	2,727	45,510
		380,949
Food Products — 1.6%
Kraft Heinz Co. (The)	1,938	65,197
Post Holdings, Inc. * (a)	796	68,237
		133,434

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ground Transportation — 1.1%
Norfolk Southern Corp.	105	20,559
Union Pacific Corp.	335	68,257
		88,816
Health Care Equipment & Supplies — 0.9%
Medtronic plc	506	39,617
Zimmer Biomet Holdings, Inc.	352	39,535
		79,152
Health Care Providers & Services — 6.1%
Cencora, Inc. (a)	692	124,467
Cigna Group (The)	209	59,732
CVS Health Corp.	770	53,782
HCA Healthcare, Inc.	308	75,723
Henry Schein, Inc. *	601	44,624
Laboratory Corp. of America Holdings	295	59,410
Quest Diagnostics, Inc.	300	36,509
UnitedHealth Group, Inc.	105	52,958
		507,205
Health Care REITs — 0.4%
Welltower, Inc.	365	29,917
Hotel & Resort REITs — 0.4%
Apple Hospitality REIT, Inc. (a)	2,299	35,261
Hotels, Restaurants & Leisure — 1.5%
Booking Holdings, Inc. *	24	75,557
Texas Roadhouse, Inc.	531	50,990
		126,547
Household Durables — 1.1%
Mohawk Industries, Inc. *	647	55,476
Newell Brands, Inc. (a)	4,082	36,864
		92,340
Household Products — 1.6%
Energizer Holdings, Inc.	1,181	37,854
Procter & Gamble Co. (The)	654	95,383
		133,237
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	296	54,761
Industrial REITs — 0.3%
EastGroup Properties, Inc.	152	25,362
Insurance — 6.3%
Chubb Ltd.	286	59,611
CNA Financial Corp.	803	31,602
Fairfax Financial Holdings Ltd. (Canada)	71	57,838
Hartford Financial Services Group, Inc. (The)	439	31,121
Loews Corp.	2,550	161,478

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — continued
Progressive Corp. (The)	332	46,206
Travelers Cos., Inc. (The)	538	87,840
WR Berkley Corp.	719	45,630
		521,326
Interactive Media & Services — 2.0%
Alphabet, Inc., Class C *	446	58,898
IAC, Inc. *	1,067	53,761
Meta Platforms, Inc., Class A *	178	53,347
		166,006
IT Services — 0.5%
International Business Machines Corp.	320	44,840
Life Sciences Tools & Services — 0.2%
Fortrea Holdings, Inc. *	524	14,984
Machinery — 2.1%
Dover Corp.	518	72,282
ITT, Inc.	198	19,357
Middleby Corp. (The) *	332	42,432
Timken Co. (The)	513	37,722
		171,793
Media — 1.8%
Liberty Broadband Corp., Class C *	662	60,499
Liberty Media Corp-Liberty SiriusXM *	2,227	56,699
Nexstar Media Group, Inc.	246	35,257
		152,455
Multi-Utilities — 1.1%
Dominion Energy, Inc.	1,204	53,787
Public Service Enterprise Group, Inc.	674	38,369
		92,156
Oil, Gas & Consumable Fuels — 9.3%
Chevron Corp.	1,163	196,122
ConocoPhillips	1,494	178,977
Coterra Energy, Inc.	1,541	41,678
EOG Resources, Inc.	675	85,525
Kinder Morgan, Inc.	5,110	84,729
Phillips 66	762	91,624
Williams Cos., Inc. (The)	2,721	91,667
		770,322
Personal Care Products — 0.6%
Kenvue, Inc.	2,632	52,852
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	2,400	139,284

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — continued
Johnson & Johnson	651	101,484
Merck & Co., Inc.	569	58,573
		299,341
Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A *	844	62,308
Residential REITs — 1.5%
American Homes 4 Rent, Class A	1,815	61,130
Mid-America Apartment Communities, Inc.	507	65,244
		126,374
Retail REITs — 2.2%
Brixmor Property Group, Inc.	2,795	58,079
Federal Realty Investment Trust	529	48,007
Kimco Realty Corp.	4,500	79,152
		185,238
Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc.	217	38,029
NXP Semiconductors NV (China)	361	72,091
Texas Instruments, Inc.	523	83,157
		193,277
Specialized REITs — 3.3%
Lamar Advertising Co., Class A	601	50,174
Public Storage (a)	253	66,855
Rayonier, Inc.	1,941	55,234
Weyerhaeuser Co.	3,366	103,199
		275,462
Specialty Retail — 4.7%
AutoZone, Inc. *	36	91,323
Bath & Body Works, Inc.	1,247	42,159
Best Buy Co., Inc.	512	35,574
Dick's Sporting Goods, Inc. (a)	404	43,823
Home Depot, Inc. (The)	174	52,455
Lowe's Cos., Inc.	346	72,016
Murphy USA, Inc.	155	53,043
		390,393
Textiles, Apparel & Luxury Goods — 1.3%
Columbia Sportswear Co.	593	43,927
Ralph Lauren Corp. (a)	538	62,433
		106,360
Tobacco — 0.9%
Philip Morris International, Inc.	791	73,231

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc. *	266	37,295
Total Common Stocks (Cost $6,028,339)		8,315,617
Short-Term Investments — 2.7%
Investment Companies — 1.5%
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (b) (c) (Cost $122,199)	122,177	122,214
Investment of Cash Collateral from Securities Loaned — 1.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (b) (c)	88,978	88,996
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c)	15,393	15,393
Total Investment of Cash Collateral from Securities Loaned (Cost $104,389)		104,389
Total Short-Term Investments (Cost $226,588)		226,603
Total Investments — 102.6% (Cost $6,254,927)		8,542,220
Liabilities in Excess of Other Assets — (2.6)%		(219,013)
NET ASSETS — 100.0%		8,323,207

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2023. The total value of securities on loan at September 30, 2023 is $100,973.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2023.

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,542,220	$—	$—	$8,542,220

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b)	$331,127	$569,603	$778,536	$12	$8	$122,214	122,177	$2,394	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	31,993	185,000	128,000	3	—	88,996	88,978	835	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	44,536	168,727	197,870	—	—	15,393	15,393	164	—
Total	$407,656	$923,330	$1,104,406	$15	$8	$226,603		$3,393	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.